Subsequent Events - Additional Information (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended		0 Months Ended
	Oct. 14, 2014	Oct. 14, 2014	Oct. 31, 2014 Senior Secured Credit Facilities [Member]
Subsequent Event [Line Items]
Land and building currently classified as assets held for sale		$ 1.1
Proceeds from sale of land and building	2.5
Repayment of Senior Secured Revolving Credit Facility			$ 10.0